SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On July 28, 2022, the Board of Directors approved a $300 million share buyback program to be launched at the completion of the existing €100 million program.
On July 26, 2022, CNH Industrial completed the sale of the Raven Aerostar division, completing its divestiture of all Raven held for sale entities.